Equity (Details Textual) - INR (₨) ₨ / shares in Units, ₨ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2015	Aug. 04, 2010
Increase in authorised share capital			₨ 189,000
Authorized Share Capital			₨ 2,040,000
Number of shares authorised			204,000,000
Par value per share	₨ 10	₨ 10	₨ 10
Dividends paid, ordinary shares	₨ 185,477	₨ 180,672
Dividend distribution tax paid ordinary shares	38,125	37,138
Dividends paid includes dividend distribution tax, ordinary shares	₨ 223,602	₨ 217,809
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share	₨ 1.2	₨ 1.2
Related parties [member] | Private placements [Member]
Par value per share				₨ 10
Number of shares issued but not fully paid		125,000,000
Paid up value per share	₨ 10	₨ 7.75